Debt (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt [Abstract]
Debt
Note 9 – Debt

On August 1, 2016, the Company entered into an Amended and Restated Loan and Security Agreement (the “Amended Loan Agreement”) with Hercules Capital, Inc., formerly known as Hercules Technology Growth Capital, Inc. (“Hercules”). Pursuant to the Amended Loan Agreement, the Company was able to borrow up to $20,000,000.  At closing, the Company borrowed $15,000,000 of the amount available for draw under the Amended Loan Agreement (and received proceeds net of the amount then outstanding under the Original Loan Agreement, fees and expenses). On May 23, 2017, the Company elected to draw down the second tranche of $5 million.  Pursuant to the Amended Loan Agreement, in March 2018, the Company made a payment of $90,000, which is equal to 1.5% of the total amounts funded under the Original Loan Agreement.

In June 2018, the Company agreed with Hercules Capital, Inc. to pay off its entire outstanding debt under the Amended Loan Agreement. The payment consisted of $20.0 million for the principal amount, an additional $0.9 million in back-end fees and $0.1 million in accrued and unpaid interest.

As of September 30, 2018, the Company has no outstanding debt.

Note 10 - Debt

On August 28, 2014, the Company entered into a loan and security agreement with Hercules Technology Growth Capital, Inc. (the "Original Loan Agreement"). The Original Loan Agreement provided funding for an aggregate principal amount of up to $10,000,000 in three separate term loans. The first term loan was funded on August 28, 2014 in the amount of $3,000,000. The second term loan of $3,000,000 was funded on January 29, 2015. Both the first and second term loans were due to mature on March 1, 2018. The Company elected not to draw the third term loan of $4.0 million, the availability of which expired on June 30, 2015. Initially, the loan bore interest at a rate per annum equal to the greater of (i) 10.45% or (ii) the sum of (a) 10.45% plus (b) the prime rate (as reported in The Wall Street Journal) minus 4.50%. On April 6, 2015, the base rate on the loan was lowered to the greater of (i) 9.95% or (ii) the sum of (a) 9.95% plus (b) the prime rate (as reported in The Wall Street Journal) minus 4.50. The Company was required to make interest-only payments on the loan through September 2015.

Commencing in October 2015, the term loans began amortizing in equal monthly installments of principal and interest over 30 months. On the maturity date or the date the loan otherwise became due and payable, the Company was also required to make a payment equal to 1.5% of the total amounts funded under the Original Loan Agreement.

On August 1, 2016, the Company entered into an Amended and Restated Loan and Security Agreement (the “Amended Loan Agreement”) with Hercules Capital, Inc., formerly known as Hercules Technology Growth Capital, Inc. Pursuant to the Amended Loan Agreement, the Company may borrow up to $20,000,000. At closing, the Company borrowed $15,000,000 of the amount available for draw under the Amended Loan Agreement (and received proceeds net of the amount then outstanding under the Original Loan Agreement, fees and expenses). On May 23, 2017, the Company elected to draw down the second tranche of $5 million.  Amounts drawn under the Amended Loan Agreement bear interest at a rate per annum equal to the greater of either (i) the sum of (a) 9.15%, plus (b) the prime rate as reported in The Wall Street Journal minus 4.50% or (ii) 9.15%. The effective interest rate on the loan as of December 31, 2017 was 9.15%.  The Amended Loan Agreement requires interest-only payments until March 1, 2018, and on that date the Company will begin to repay the principal balance of the loan in 24 equal monthly payments of principal and interest through the scheduled maturity date of February 3, 2020. In January 2018, the Company satisfied a certain condition as described in the Amended Loan Agreement to extend the period of interest-only payments to September 1, 2018 and the maturity date was extended to August 3, 2020.  The interest-only payment period may be extended for an additional six months at the lender’s discretion.

Pursuant to the Amended Loan Agreement, in March 2018, the Company must make a payment of $90,000, which is equal to 1.5% of the total amounts funded under the Original Loan Agreement.  On the maturity date or the date the loan otherwise becomes due and payable, under the Amended Loan Agreement the Company must also make a payment of $900,000, which is equal to 4.5% of the total amounts available under the Amended Loan Agreement.  In addition, if the Company prepays the term loan (i) during the first year following the initial closing, the Company must pay a prepayment charge equal to 2% of the amount being prepaid, (ii) during the second year following the closing, the Company must pay a prepayment charge equal to 1% of the amount being prepaid, and (iii) after the second year following the closing, the Company must pay a prepayment charge equal to 0.5% of the amount being prepaid.

The loan is secured by substantially all of the Company’s assets, other than intellectual property, which is the subject of a negative pledge. Under the Amended Loan Agreement, the Company is subject to certain customary covenants that limit or restrict the Company's ability to, among other things, incur additional indebtedness, investments, distributions, transfer assets, make acquisitions, grant any security interests, pay cash dividends, repurchase its Common Stock, make loans, or enter into certain transactions without prior consent. The Amended Loan Agreement contains several events of default, including, among others, payment defaults, breaches of covenants or representations, material impairment in the perfection of Hercules’ security interest or in the collateral and events related to bankruptcy or insolvency. Upon an event of default, Hercules may declare all outstanding obligations immediately due and payable (along with a prepayment charge), a default rate of an additional 5.0% may be applied to the outstanding loan balances, and Hercules may take such further actions as set forth in the Amended Loan Agreement, including collecting or taking such other action with respect to the collateral pledged in connection with the Amended Loan Agreement.

Future principal payments on the note as of December 31, 2017 were as follows:

Year Ended December 31,:	(000's)
2018	$3,075
2019	9,822
2020	7,103
$20,000

The estimated fair value of the debt (categorized as a Level 2 liability for fair value measurement purposes) is determined using current market factors and the ability of the Company to obtain debt at comparable terms to those that are currently in place. The Company believes the estimated fair value at December 31, 2017 approximates the carrying amount.